SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue, net total	$ 11,301	$ 9,759	$ 9,621
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue, net total	11,301	9,759	9,621
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	10,127	8,237	8,443
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	1,174	1,522	1,178
Revenue From Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	10,127	8,237	8,443
Revenue From Maintenance Works and Services and Others [Member]
Disaggregation of Revenue [Line Items]
Revenue, net total	$ 1,174	$ 1,522	$ 1,178